Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Schedule of Allocation of Goodwill	The allocation of goodwill as of December 31, 2020 is shown below:

(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Goodwill	36,682	6,425	1,257	44,364

Summary of Net Impairment Losses of Other Intangible Assets
In 2020, 2019 and 2018, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below:

(€ million)	2020	2019	2018
Impairment of other intangible assets (excluding software)	330	3,604	720
Marketed products	2	2,757	264
Pharmaceuticals(a)	2	2,405	258
Vaccines	—	—	6
CHC(b)	—	352	—
Research and development projects(c)	328	847	454
Other(d)	—	—	2
(a) Impairment tests conducted on other intangible assets as of December 31, 2019 led to (i) the recognition of an impairment loss of €2,236 million on the product Eloctate® (as part of the broader Eloctate® franchise) and (ii) an impairment loss of €163 million on the marketed product Lemtrada®, compared with €183 million as of December 31, 2018.
(b) Impairment tests conducted on other intangible assets as of December 31, 2019 led to the recognition of an impairment loss of €352 million on assets related to Zantac®.
(c) For 2020, this line mainly comprises impairment losses taken against R&D programs within the Specialty Care GBU, and the discontinuation of certain R&D programs and collaboration agreements in Diabetes. For 2019, it relates mainly to (i) the allocation of the impairment loss recognized for the Eloctate® franchise to the BIVV001 project (see (a) above), and (ii) the termination of the development program for sotagliflozin (€275 million). For 2018, this line relates mainly to intangible assets of Ablynx and to other R&D intellectual property assets, including the MyoKardia and efpeglenatide programs in Diabetes.
(d) Not included within the line item Impairment of intangible assets in the consolidated income statements (see Note B.4.).